CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY		Class A and B Ordinary shares CNY (¥) shares	Treasury shares CNY (¥)	Additional paid-in capital CNY (¥)	Accumulated other comprehensive loss/foreign currency translation adjustment CNY (¥)	Retained earnings/(accumulated deficit) CNY (¥)	Total Qudian Inc. shareholders' equity CNY (¥)	Non-controlling interests CNY (¥)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2019		¥ 175,474	¥ (362,130,324)	¥ 3,967,733,108	¥ (12,965,166)	¥ 8,331,238,537	¥ 11,924,051,629		¥ 11,924,051,629
Beginning balance (in shares) at Dec. 31, 2019 | shares		253,730,026
Adjustments due to the adoption of ASC 326						(974,677,998)	(974,677,998)		(974,677,998)
Issuance of shares by the Company's subsidiary	[1]							¥ 10,000,000	10,000,000
Repurchase of ordinary shares			(15,528,092)				(15,528,092)		(15,528,092)
Repurchase of ordinary shares (in shares) | shares		(1,495,291)
Vesting of share options held by Share Based Payment Trust		¥ 389		(389)
Vesting of share options held by Share Based Payment Trust (in shares) | shares		562,500
Exercise of share options		¥ 25	6,107,285	(6,106,879)			431		431
Exercise of share options (in shares) | shares		207,963
Share-based compensation				45,633,820			45,633,820		45,633,820
Other comprehensive loss					(38,454,600)		(38,454,600)		(38,454,600)
Net income/(loss)						958,818,661	958,818,661		958,818,661
Ending balance at Dec. 31, 2020		¥ 175,888	(371,551,131)	4,007,259,660	(51,419,766)	8,315,379,200	11,899,843,851	10,000,000	11,909,843,851
Ending balance (in shares) at Dec. 31, 2020 | shares		253,005,198
Exercise of share options			25,230,547	(25,229,307)			1,240		1,240
Exercise of share options (in shares) | shares		729,625
Share-based compensation				35,344,620			35,344,620		35,344,620
Other comprehensive loss					(7,577,408)		(7,577,408)		(7,577,408)
Net income/(loss)						589,074,078	589,074,078	(3,147,100)	585,926,978
Ending balance at Dec. 31, 2021		¥ 175,888	(346,320,584)	4,017,374,973	(58,997,174)	8,904,453,278	12,516,686,381	6,852,900	12,523,539,281
Ending balance (in shares) at Dec. 31, 2021 | shares		253,734,823
Repurchase of ordinary shares			(145,866,006)				(145,866,006)		(145,866,006)
Repurchase of ordinary shares (in shares) | shares		(21,696,097)
Exercise of share options			5,231,637	(5,231,496)			141		141
Exercise of share options (in shares) | shares		207,600
Share-based compensation				24,053,760			24,053,760		24,053,760
Other comprehensive loss					13,036,988		13,036,988		13,036,988	$ 1,890,186
Net income/(loss)						(361,964,123)	(361,964,123)	(87,833)	(362,051,956)	(52,492,599)
Changes in subsidiaries' ownership						(3,234,933)	(3,234,933)	¥ (6,765,067)	(10,000,000)
Ending balance at Dec. 31, 2022		¥ 175,888	¥ (486,954,953)	¥ 4,036,197,237	¥ (45,960,186)	¥ 8,539,254,222	¥ 12,042,712,208		¥ 12,042,712,208	$ 1,746,029,143
Ending balance (in shares) at Dec. 31, 2022 | shares		232,246,326

[1]	The subsidiary is Xiamen Beijing Wanlimu Yijie Growth Technology Co., Ltd.